Changes in Liabilities from Financing Activities	6 Months Ended
Jun. 30, 2025
Changes in Liabilities from Financing Activities [Abstract]
Changes in liabilities from financing activities

30. Changes in liabilities from financing activities

	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities- gross
At January 1, 2025	$15,073,458	$6,344,559	$790,147	$22,208,164
Changes in cash flow from financing activities	(4,352,537)	(1,105,138)	(106,870)	(5,564,545)
Changes in other non-cash items	-	-	-	-
Impact of changes in foreign exchange rate	1,466,108	667,854	3,900	2,137,862
At June 30, 2025	$12,187,029	$5,907,275	$687,177	$18,781,481

	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities-gross
At January 1, 2024	$16,449,110	$8,640,311	$53,338	$25,142,759
Changes in cash flow from financing activities	(2,571,682)	(750,819)	(68,252)	(3,390,753)
Changes in other non-cash items	-	-	539,835	539,835
Impact of changes in foreign exchange rate	(772,926)	(479,099)	267,044	(984,981)
At June 30, 2024	$13,104,502	$8,640,311	$791,965	$21,306,860